EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the form of the Prospectus for Class K and Institutional Class shares, dated April 30, 2018, filed with the Securities and Exchange Commission on April 30, 2018 under Rule 497(e) (SEC Accession No. (0001104659-18-028301)), for The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, dated April 30, 2018.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)